INTANGIBLE ASSETS, NET - Schedule of Estimated Annual Amortization Expenses (Details) - Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
INTANGIBLE ASSETS, NET
2022	¥ 34,796	$ 5,460
2023	33,807	5,305
2024	33,566	5,267
2025	33,551	5,265
2026	¥ 33,752	$ 5,296